UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22699

Nuveen Preferred and Income Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPI

Nuveen Preferred and Income Term Fund
Portfolio of Investments	October 31, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 136.2% (99.3% of Total Investments)

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 33.4% (24.3% of Total Investments)

	Banks – 10.6%

118,400	AgriBank FCB, (3)	6.875%	BBB+	$13,112,800
274,167	Citigroup Inc., (4)	7.125%	BB+	7,896,010
155,800	Cobank Agricultural Credit Bank, (3)	6.250%	BBB+	16,748,500
40,797	Cobank Agricultural Credit Bank, (3)	6.200%	BBB+	4,369,106
107,726	Fifth Third Bancorp., (4)	6.625%	Baa3	3,069,114
157,500	Huntington BancShares Inc.	6.250%	Baa3	4,372,200
313,800	Regions Financial Corporation, (4)	6.375%	Ba1	8,896,230
114,600	Wells Fargo REIT, (4)	6.375%	BBB+	3,036,900
41,069	Zions Bancorporation	6.300%	BB–	1,130,629
	Total Banks			62,631,489

	Capital Markets – 4.5%

54,600	Goldman Sachs Group, Inc.	5.500%	Ba1	1,466,010
342,100	Morgan Stanley, (4)	7.125%	BB+	9,903,795
235,300	Morgan Stanley, (4)	6.875%	BB+	6,717,815
191,400	Morgan Stanley	5.850%	BB+	5,167,800
61,000	Northern Trust Corporation	5.850%	BBB+	1,618,330
54,750	State Street Corporation	5.350%	Baa1	1,489,200
	Total Capital Markets			26,362,950

	Consumer Finance – 0.8%

185,926	GMAC Capital Trust I	5.785%	B+	4,882,417

	Food Products – 3.1%

185,400	CHS Inc., (4)	7.875%	N/R	5,365,476
161,100	CHS Inc., (4)	7.100%	N/R	4,457,637
141,800	CHS Inc., (4)	6.750%	N/R	3,871,140
24,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	2,549,251
20,500	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	2,337,000
	Total Food Products			18,580,504

	Insurance – 6.7%

398,857	Aspen Insurance Holdings Limited, (4)	5.950%	BBB–	10,745,208
62,000	Aspen Insurance Holdings Limited	5.625%	BBB–	1,570,460
108,900	Axis Capital Holdings Limited	5.500%	BBB	2,758,437
61,100	Delphi Financial Group, Inc., (3), (4)	1.764%	BB+	1,298,375
325,100	Kemper Corporation, (4)	7.375%	Ba1	8,602,146
163,333	Maiden Holdings NA Limited	7.750%	BBB–	4,331,591
62,847	Reinsurance Group of America Inc., (4)	6.200%	BBB	1,762,858
239,900	Reinsurance Group of America, Inc., (4)	5.750%	BBB	6,669,220
74,800	Torchmark Corporation	6.125%	BBB+	2,033,812
	Total Insurance			39,772,107

	Oil, Gas & Consumable Fuels – 1.3%

84,700	Nustar Energy LP	8.500%	Ba3	2,223,375
219,800	Nustar Logistics Limited Partnership, (4)	7.625%	Ba2	5,521,376
	Total Oil, Gas & Consumable Fuels			7,744,751

	Thrifts & Mortgage Finance – 2.3%

103,981	Federal Agricultural Mortgage Corporation	6.875%	N/R	2,784,611
146,332	Federal Agricultural Mortgage Corporation	6.000%	N/R	3,987,547
240,100	New York Community Bancorp Inc.	6.375%	Ba1	6,705,993
	Total Thrifts & Mortgage Finance			13,478,151

NUVEEN	1

JPI	Nuveen Preferred and Income Term Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	U.S. Agency – 4.1%

222,100	Farm Credit Bank of Texas, 144A, (3)	6.750%		Baa1	$24,431,000
	Total $25 Par (or similar) Retail Preferred (cost $183,216,899)				197,883,369

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 0.3% (0.2% of Total Investments)

	Insurance – 0.3%

$1,685	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	$2,018,767
$1,685	Total Corporate Bonds (cost $1,995,391)				2,018,767

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 66.3% (48.4% of Total Investments)

	Automobiles – 0.7%

$4,025	General Motors Financial Company Inc.	5.750%	N/A (5)	BB+	$4,201,094

	Banks – 24.8%

6,870	Bank of America Corporation	6.500%	N/A (5)	BB+	7,857,562
6,550	Bank of America Corporation	6.300%	N/A (5)	BB+	7,462,284
4,000	Barclays Bank PLC, 144A, (4)	10.180%	6/12/21	A–	4,938,945
2,320	Citigroup Inc.	6.250%	N/A (5)	BB+	2,641,900
9,315	Citigroup Inc.	6.125%	N/A (5)	BB+	9,990,338
10,425	Citigroup Inc.	5.875%	N/A (5)	BB+	10,913,933
4,540	Citizens Financial Group Inc.	5.500%	N/A (5)	BB+	4,755,650
4,265	Commerzbank AG, 144A	8.125%	9/19/23	BBB	5,183,360
4,351	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	BBB+	6,953,420
13,479	JPMorgan Chase & Company	6.750%	N/A (5)	BBB–	15,450,304
12,425	JPMorgan Chase & Company	5.300%	N/A (5)	BBB–	13,063,645
3,670	KeyCorp Convertible Preferred Stock	5.000%	N/A (5)	Baa3	3,830,563
3,000	Lloyds Bank PLC, 144A	12.000%	N/A (5)	BBB–	4,053,873
2,110	M&T Bank Corporation	6.450%	N/A (5)	Baa2	2,400,125
5,010	M&T Bank Corporation	5.125%	N/A (5)	Baa2	5,345,670
4,895	PNC Financial Services	5.000%	N/A (5)	Baa2	5,188,700
4,855	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	5,461,875
4,201	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	Ba2	5,367,618
4,980	SunTrust Bank Inc.	5.050%	N/A (5)	Baa3	5,106,990
270	US Bancorp	5.125%	N/A (5)	A3	286,200
3,010	Wachovia Capital Trust III	5.570%	N/A (5)	BBB	3,021,288
4,131	Wells Fargo & Company	5.900%	N/A (5)	BBB	4,529,848
11,675	Wells Fargo & Company	5.875%	N/A (5)	BBB	13,052,650
	Total Banks				146,856,741

	Capital Markets – 3.2%

3,500	Bank of New York Mellon, (4)	4.950%	N/A (5)	Baa1	3,657,500
10,440	Goldman Sachs Group Inc.	5.375%	N/A (5)	Ba1	10,819,755
1,475	Goldman Sachs Group Inc.	5.300%	N/A (5)	Ba1	1,581,937
1,300	Morgan Stanley	5.550%	N/A (5)	BB+	1,365,000
1,355	State Street Corporation	5.250%	N/A (5)	Baa1	1,427,831
	Total Capital Market				18,852,023

	Commercial Services & Supplies – 1.0%

5,495	AerCap Global Aviation Trust	6.500%	6/15/45	BB	5,989,550

	Consumer Finance – 3.1%

3,635	American Express Company	5.200%	N/A (5)	Baa2	3,762,225
2,000	American Express Company	4.900%	N/A (5)	Baa2	2,052,500
7,600	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	7,970,500

2	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance (continued)
$4,465	Discover Financial Services	5.500%	N/A (5)	BB–	$4,554,300
	Total Consumer Finance				18,339,525

	Diversified Financial Services – 6.3%

5,875	BNP Paribas, 144A	7.195%	N/A (5)	BBB	6,855,420
15,700	Compeer Financial, ACA	6.750%	N/A (5)	BB	16,784,281
2,500	Depository Trust & Clearing Corporation	4.875%	N/A (5)	A	2,593,750
7,833	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa2	8,889,887
2,052	Voya Financial Inc., (4)	5.650%	5/15/53	Baa3	2,166,502
	Total Diversified Financial Services				37,289,840

	Electric Utilities – 2.4%

2,370	Electricite de France, 144A	5.250%	N/A (5)	BBB	2,467,762
10,525	Emera, Inc., (4)	6.750%	6/15/76	BBB–	12,037,969
	Total Electric Utilities				14,505,731

	Equity Real Estate Investment Trusts – 2.6%

12,298	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (5)	Ba1	15,372,500

	Food Products – 3.2%

2,360	Dairy Farmers of America Inc., 144A	7.125%	N/A (5)	Baa3	2,634,350
1,410	Land O’ Lakes Capital Trust I, 144A, (4)	7.450%	3/15/28	Ba1	1,649,700
10,170	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	11,288,700
3,370	Land O’ Lakes Incorporated, 144A	7.250%	N/A (5)	BB	3,639,600
	Total Food Products				19,212,350

	Industrial Conglomerates – 3.7%

21,047	General Electric Capital Corporation	5.000%	N/A (5)	A	21,908,454

	Insurance – 13.9%

27,000	Financial Security Assurance Holdings, 144A, (4)	6.400%	12/15/66	BBB+	26,460,000
2,299	La Mondiale SAM, Reg S	7.625%	N/A (5)	BBB	2,447,860
4,770	MetLife Inc., 144A	9.250%	4/08/38	BBB	7,089,412
3,655	MetLife Inc.	5.250%	N/A (5)	BBB	3,822,618
7,703	Provident Financing Trust I, (4)	7.405%	3/15/38	Baa3	8,819,935
3,325	Prudential Financial Inc., (4)	5.875%	9/15/42	BBB+	3,667,475
11,260	QBE Insurance Group Limited, 144A, (4)	7.500%	11/24/43	Baa2	13,027,820
2,335	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,647,306
14,226	Symetra Financial Corporation, 144A, (LIBOR reference rate + 4.177% spread), (11)	5.530%	10/15/37	Baa2	14,297,130
	Total Insurance				82,279,556

	Metals & Mining – 0.8%

4,370	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	4,785,150

	U.S. Agency – 0.1%

752	Farm Credit Bank of Texas, 144A	10.000%	N/A (5)	Baa1	917,440

	Wireless Telecommunication Services – 0.5%

3,145	Viacom Inc.	5.875%	2/28/57	Ba1	3,114,336
	Total $1,000 Par (or similar) Institutional Preferred (cost $363,653,381)				393,624,290

NUVEEN	3

JPI	Nuveen Preferred and Income Term Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 36.2% (26.4% of Total Investments) (6)

	Banks – 28.8%

$2,450	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A	6.750%	N/A (5)	Baa2	$2,814,805
2,600	Banco Bilbao Vizcaya Argentaria S.A, Reg S	9.000%	N/A (5)	BB	2,688,712
1,110	Banco Mercantil del Norte, 144A	7.625%	N/A (5)	BB	1,205,737
1,200	Banco Santander SA, Reg S	6.375%	N/A (5)	Ba1	1,248,000
12,580	Barclays PLC	8.250%	N/A (5)	BB+	13,371,534
4,745	Barclays PLC, Reg S	7.875%	N/A (5)	BB+	5,291,263
8,684	Credit Agricole SA, 144A	8.125%	N/A (5)	BBB–	10,452,705
4,305	Credit Agricole SA, 144A	7.875%	N/A (5)	BBB–	4,902,319
4,250	Credit Agricole, S.A, 144A	6.625%	N/A (5)	BBB–	4,467,812
3,790	HSBC Holdings PLC	6.875%	N/A (5)	BBB	4,173,738
1,500	HSBC Holdings PLC	6.000%	N/A (5)	BBB	1,593,750
1,000	ING Groep N.V., Reg S	6.875%	N/A (5)	BBB–	1,114,432
5,390	ING Groep N.V.	6.500%	N/A (5)	BBB–	5,916,064
20,000	Intesa Sanpaolo SpA, 144A	7.700%	N/A (5)	BB–	21,850,000
22,045	Lloyds Banking Group PLC	7.500%	N/A (5)	BB+	25,158,856
4,390	Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	4,790,587
5,360	Royal Bank of Scotland Group PLC	8.625%	N/A (5)	Ba3	6,069,664
6,000	Royal Bank of Scotland Group PLC	8.000%	N/A (5)	Ba3	6,859,200
5,555	Royal Bank of Scotland Group PLC	7.500%	N/A (5)	Ba3	5,952,183
7,913	Societe Generale, 144A	7.875%	N/A (5)	BB+	8,971,364
7,215	Societe Generale, 144A	7.375%	N/A (5)	BB+	7,972,575
2,530	Standard Chartered PLC, 144A	7.500%	N/A (5)	Ba1	2,775,284
2,240	Standard Chartered PLC, 144A	6.500%	N/A (5)	Ba1	2,329,600
13,008	UniCredit SpA, Reg S	8.000%	N/A (5)	B+	14,399,544
4,210	Westpac Banking Corp.	5.000%	N/A (5)	Baa2	4,229,854
154,070	Total Banks				170,599,582

	Capital Markets – 5.9%

11,007	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB	12,795,637
1,400	Credit Suisse Group AG, Reg S	7.125%	N/A (5)	Ba2	1,533,000
4,500	Macquarie Bank Limited, 144A	6.125%	N/A (5)	Ba1	4,719,375
3,762	UBS Group AG, Reg S	7.125%	N/A (5)	BBB–	4,053,555
10,635	UBS Group AG, Reg S	7.000%	N/A (5)	BBB–	12,184,371
31,304	Total Capital Markets				35,285,938

	Diversified Financial Services – 1.5%

3,360	BNP Paribas, 144A	7.625%	N/A (5)	BBB–	3,767,400
4,330	BNP Paribas, 144A	7.375%	N/A (5)	BBB–	5,001,150
7,690	Total Diversified Financial Services				8,768,550
$193,064	Total Contingent Capital Securities (cost $199,297,123)				214,654,070
	Total Long-Term Investments (cost $748,162,794)				808,180,496

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.0% (0.7% of Total Investments)

	REPURCHASE AGREEMENTS – 1.0% (0.7% of Total Investments)

$5,718	Repurchase Agreement with Fixed Income Clearing Corporation dated 10/31/17, repurchase price $5,717,823, collateralized by $5,835,000 U.S. Treasury Notes, 2.125%, due 5/15/17, value $5,836,797	0.120%	11/01/17		$5,717,804
	Total Short-Term Investments (cost $5,717,804)				5,717,804
	Total Investments (cost $753,880,598) – 137.2%				813,898,300
	Borrowings – (37.9)% (7), (8)				(225,000,000)
	Other Assets Less Liabilities – 0.7% (9)				4,348,882
	Net Assets Applicable to Common Shares – 100%				$593,247,182

4	NUVEEN

Investments in Derivatives as of October 31, 2017

Interest Rate Swaps — OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Optional Termination Date	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$84,375,000	Receive	1-Month LIBOR	1.735%	Monthly	12/01/17	12/01/18	12/01/20	$(309,464)	$1,646,888	$(1,956,352)
Morgan Stanley Capital Services, LLC	112,000,000	Receive	1-Month LIBOR	1.928	Monthly	6/01/18	3/01/23	3/01/24	305,647	—	305,647
Total	$196,375,000								$(3,817)	$1,646,888	$(1,650,705)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$133,037,337	$64,846,032	$—	$197,883,369
Corporate Bonds	—	2,018,767	—	2,018,767
$1,000 Par (or similar) Institutional Preferred	—	393,624,290	—	393,624,290
Contingent Capital Securities	—	214,654,070	—	214,654,070

Short-Term Investments:
Repurchase Agreements	—	5,717,804	—	5,717,804

Investments in Derivatives:
Interest Rate Swaps*	—	(1,650,705)	—	(1,650,705)
Total	$133,037,337	$679,210,258	$—	$812,247,595
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

NUVEEN	5

JPI	Nuveen Preferred and Income Term Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

The tables below present below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$753,102,180
Gross unrealized:
Appreciation	$61,555,200
Depreciation	(759,080)
Net unrealized appreciation (depreciation) of investments	$60,796,120

Tax cost of swaps	$1,646,888
Net unrealized appreciation (depreciation) of swaps	$(1,650,705)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $163,152,641.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $523,002,875 have been pledged as collateral for borrowings.

(8)	Borrowings as a percentage of Total Investments is 27.6%.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(11)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust

6	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred and Income Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 29, 2017